Pension Investment Asset Allocation (Detail)	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%	100.00%
Domestic Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	52.00%	57.00%
Domestic Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	38.00%	33.00%
Domestic Pension Benefits | Private Equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	3.00%	3.00%
Domestic Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	6.00%	6.00%
Domestic Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	1.00%	1.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%	100.00%
Foreign Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	64.00%	55.00%
Foreign Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	29.00%	28.00%
Foreign Pension Benefits | Alternative Investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	3.00%	9.00%
Foreign Pension Benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	3.00%	3.00%
Foreign Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	1.00%	5.00%